Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 29, 2013	Jul. 01, 2012	Apr. 01, 2012	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011 Location	Jan. 03, 2010
Restructuring and Related Activities [Abstract]
Restructuring liability	$ 0					$ 0		$ 0	$ 218	$ 1,041	$ 298
Reduction of employees			15.00%					15.00%
Restructuring charges		(30)	1,092	(156)	47		1,062	1,062	(109)	5,794
Number of overseas offices closed										3
Severance and Benefits [Member]
Restructuring and Related Activities [Abstract]
Restructuring liability										453	298
Restructuring charges										4,652
Excess Facilities [Member]
Restructuring and Related Activities [Abstract]
Restructuring liability										151
Restructuring charges										449
Software Tools [Member]
Restructuring and Related Activities [Abstract]
Restructuring liability									218	437
Restructuring charges										$ 693